38 Insurance	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Insurance

38  Insurance

Details by peril type and effective date of the main insurance policies can be seen below:

	End	Insured
Policy	of term	amount
Operational risks - HPP Baixo Iguaçu	05.31.2020	2,233,183
Operational risks - HPP Colíder	11.01.2020	2,166,984
Operational risks - Cutia and Bento Miguel	03.29.2021	2,165,557
Nominated Risks	08.24.2020	2,069,590
Operational risks - UEG Araucária (a)	05.31.2021	684,130
Operational risks - Brisa Potiguar	06.27.2020	890,763
Operational risks - HPP Governador Jayme Canet Junior	11.23.2020	799,290
Fire - owned and rented facilities	08.24.2020	662,791
Operational risks - São Bento	06.27.2020	569,835
Operational risks - Elejor	03.11.2021	302,984
(a) The values of the insured of operating risks - UEG Araucária have been translated from USD into BRL, with the current rate R$4.0307 as of December 31, 2019.

In addition to the insurance policies listed above, the Company take out other insurance policies with lower values, such as: Directors and Officers liability (D&O), general civil liability, court award payment guarantee, sundry perils, national and international transportation, life, aircraft and vehicles. The guarantee insurance taken out by the subsidiaries, joint ventures and associates have Copel and/or Copel GeT as guarantor, within the limits of their share of interest in each project.